Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Composition of Derivatives
In order to manage these risks and as described hereunder, the Company executes transactions in derivative financial instruments. Presented hereunder is the composition of the derivatives:

	For the year ended December
	2018	2017
	€ in thousands
Derivatives presented under current liabilities
Currency swap	(192)	-
Swap contracts	(173)	(121)
	(365)	(121)
Derivatives presented under non-current liabilities
Forward contracts	(977)	(2,650)
Currency swap	(1,925)	(1,244)
Swap contracts	(459)	(418)
	(3,361)	(4,312)

Schedule of Forward and SWAP Contracts
The following table sets forth the details of the Company’s Forward and SWAP contracts with banking institutions:

	December 31, 2018
	Currency/	Currency/
	linkage/interest rate	Linkage/interest rate	Date of expiration	Fair value - € in
	receivable	Payable		thousand

Euro 3.75 million interest swap transaction for a period of 15 years, semi-annually.	Euribor 6 months	Fixed 2.53%	June 30, 2027	(236)
Euro 25 million interest rate swap transaction for a period of 10 years, semi-annually.	Euribor 6 months	Fixed 0.71%	December 31, 2027	(396)
Forward EUR/USD contracts with an aggregate EUR denominated principal of EUR 18 million.	weighted average rate of approximately 1.18		November 2021	(977)

NIS 83.2 million currency swap transaction EUR/NIS for a period of 7 years, semi-annually.	NIS	Euro	June 2024	(2,117)

Schedule of Contractual Maturities of Financial Liabilities
The following are the contractual maturities of financial liabilities at undiscounted amounts and based on the spot rates at the reporting date, including estimated interest payments. This disclosure excludes the impact of netting agreements:

	December 31, 2018
	Carrying	Contractual	Less than			More than
	amount	cash flows	1 year	2 years	3-5 years	5 years
	€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	66,092	71,826	7,350	7,805	22,501	34,170

Debentures	51,343	58,667	11,029	10,656	31,133	5,849

Trade payables and other accounts payable	4,819	4,819	4,819	-	-	-

	122,254	135,312	23,198	18,461	53,634	40,019

Derivative finance liabilities

Forward contracts	977	977	-	-	977	-

Currency swap	2,117	2,117	192	622	947	356

Swap contracts	632	632	173	263	155	41

	3,726	3,726	365	885	2,079	397

	December 31, 2017
	Carrying	Contractual	Less than			More than
	Amount	cash flows	1 year	2 years	3-5 years	5 years
	€ in thousands
Non-derivative financial liabilities

Long term loans, including current maturities	44,864	48,506	4,313	4,861	14,744	24,588

Finance lease obligation including current maturities	4,020	4,987	483	483	1,449	2,572

Debentures	57,631	67,884	7,251	11,398	31,880	17,355

Trade payables and other accounts payable	2,990	2,990	2,990	-	-	-

	109,505	124,367	15,037	16,742	48,073	44,515

Derivative finance liabilities

Forward contracts	2,650	2,650	-	-	2,650	-

Currency swap	1,244	1,244	(145)	75	446	868

Swap contracts	539	539	121	183	116	119

	4,433	4,433	(24)	258	3,212	987

Schedule of Company's Exposure to Linkage and Foreign Currency Risk
The Company's exposure to linkage and foreign currency risk except in respect of derivatives (see hereunder) was as follow:

	December 31, 2018
	Non-monetary/ Non finance	NIS(*)	Unlinked	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	287	937	35,658	36,882
Marketable securities	-	-	2,132	-	2,132
Restricted cash short-term and
restricted marketable securities	-	3,338	-	1,315	4,653
Asset from concession project	-	1,292	-	-	1,292
Trade and other receivables	1,279	780	531	10,033	12,623
Financial asset short-term	-	1,282	-	-	1,282
Non-current assets:
Investments in equity
accounted investees	21,175	6,571	-	-	27,746
Advances on account of
investments in process	798	-	-	-	798
Concession intangible asset	4,882	-	-	-	4,882
Asset from concession project	-	25,710	-	-	25,710
Fixed assets	87,220	-	-	-	87,220
Restricted cash long-term	-	1,654	267	141	2,062
Deferred tax	2,423	-	-	-	2,423
Other assets	1,055	-	-	400	1,455
Current liabilities:
Loans and borrowings	-	(1,622)	-	(4,242)	(5,864)
Short-term debentures	-	(8,758)	-	-	(8,758)
Accounts payable	-	(24)	-	(2,102)	(2,126)
Accrued expenses and
other payables	-	(1,116)	-	(1,987)	(3,103)
Non-current liabilities:
Long-term loans	-	(18,314)	-	(41,914)	(60,228)
Long-term debentures	-	(42,585)	-	-	(42,585)
Deferred tax	(6,219)	-	-	-	(6,219)
Other long-term liabilities	-	(19)	-	(5,301)	(5,320)
Total exposure in statement
of financial position in
respect of financial assets
and financial liabilities	112,613	(31,524)	3,867	(7,999)	76,957

(*) including items linked to CPI
	December 31, 2017
	Non-monetary/Non finance	NIS(*)	Unlinked	EURO	Total
	€ in thousands

Current assets:
Cash and cash equivalents	-	2,723	11,742	9,497	23,962
Marketable securities	-	-	2,162	-	2,162
Restricted cash short-term and restricted marketable securities	-	-	3,250	15	3,265
Asset from concession project	-	1,286	-	-	1,286
Trade and other receivables	548	3,359	731	6,007	10,645
Financial asset short-term	-	1,249	-	-	1,249
Non-current assets:
Investments in equity
accounted investees	17,171	10,484	-	-	27,655
Advances on account of
investments in process	8,825	-	-	-	8,825
Concession intangible asset	5,505	-	-	-	5,505
Asset from concession project	-	27,725	-	-	27,725
Fixed assets	78,837	-	-	-	78,837
Restricted cash long-term	-	1,797	351	1,512	3,660
Deferred tax	1,777	-	-	-	1,777
Other assets	1,122	-	-	413	1,535
Current liabilities:
Loans and borrowings	-	(1,455)	-	(1,648)	(3,103)
Short-term debentures	-	(4,644)	-	-	(4,644)
Accounts payable	-	7	-	(1,356)	(1,349)
Accrued expenses and
other payables	-	(811)	-	(1,376)	(2,187)
Non-current liabilities:
Finance lease obligations	-	-	-	(3,690)	(3,690)
Long-term loans	-	(20,141)	-	(21,950)	(42,091)
Long-term debentures	-	(52,987)	-	-	(52,987)
Deferred tax	(5,982)	-	-	-	(5,982)
Other long-term liabilities	-	(4)	-	(4,551)	(4,555)
Total exposure in statement
of financial position in
respect of financial assets
and financial liabilities	107,803	(31,412)	18,236	(17,127)	77,500

(*) including items linked to CPI

Schedule of Significant Exchange Rates	Information regarding significant exchange rates:
	For the year ended December 31
	Rate of		Rate of
	Change		Change
	%	Dollar	%	NIS
1 euro in 2018	(4.4)	1.145	3.3	4.292
1 euro in 2017	13.9	1.198	2.7	4.153

Schedule of Sensitivity Analysis
The analysis assumes that all other variables, in particular interest rates, remain constant.

	December 31, 2018
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	169	(169)
5% in NIS	(367)	367

	December 31, 2017
	Increase	Decrease
	Equity	Equity
	€ thousands
Change in the exchange rate of:
5% in the USD	761	(761)
5% in NIS	(378)	378

Schedule of Change in Interest Rate
A change in interest rate would have increased (decreased) profit or loss by the amounts shown below:

	December 31,
	2018	2017
	Profit or loss	Profit or loss
	€ in thousands
Increase of 1%	1,012	804
Increase of 3%	2,604	2,473
Decrease of 1%	(581)	(863)
Decrease of 3%	(2,172)	(2,532)

Schedule of Statement of Fair value of Other Financial Liabilities
The fair values of the other financial liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	December 31, 2018
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	51,343	49,190	-	-
Loans from banks and others (including current maturities)	66,092	-	66,233	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53%, Discount rate of Euribor+ 1.85%, fix rate for 5 years 2.9%-3.1% and 4.65% Linkage to Consumer price index in Israel

	117,435	49,190	66,233	-

	December 31, 2017
		Fair value
	Carrying				Valuation techniques for	Inputs used to
	amount	Level 1	Level 2	Level 3	determining fair value	determine fair value
	€ in thousands
Non-current liabilities:
Debentures	57,631	60,518	-	-
Loans from banks and others (including current maturities)	44,864	-	45,561	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.53% and 4.65% Linkage to Consumer price index in Israel
Finance lease obligations (including current maturities)	4,020	-	4,209	-	Discounting future cash flows by the market interest rate on the date of measurement.	Discount rate of Euribor+ 2.85%
	106,515	60,518	49,770	-

Schedule of Interest Rates Used to Discount Estimated Cash Flows
The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread, and were as follows:

December 31
	2018	2017
%
Non-current liabilities:
Loans from banks	Euribor+ 2.53%	Euribor+ 2.53%
Loans from banks	4.65% Linkage to Consumer price index in Israel	4.65% Linkage to Consumer price index in Israel
Loans from banks	Euribor+ 1.85%	-
Loans from banks	fix rate for 5 years 2.9% - 3.1%	-
Finance lease obligations	-	Euribor+ 2.85%

Schedule of Fair Values Hierarchy
	December 31, 2018
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6)	-	-	1,282	1,282
The fair value of the income receivable in connection with the A.R.Z. electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.

Marketable securities	-	2,132	-	2,132	Market price
Forward contracts	-	977	-	977
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	632	-	632
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	2,117	-	2,117
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Dori loan			9,189	9,189
The fair value is measured by discounting the expected future loan repayments  and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

	December 31, 2017
	Level 1	Level 2	Level 3	Total	Valuation techniques for
	€ in thousands				determining fair value
Income receivable in connection with the A.R.Z. electricity pumped storage project (see Note 6)	-	-	1,249	1,249
The fair value of the income receivable in connection with the A.R.Z. electricity pumped storage project was calculated according to the cash flows expected to be received in 4.5 years following the financial closing of the project, discounted at a weighted interest rate of 2.36% reflecting the credit risk of the debtor.

Marketable securities	-	5,412	-	5,412	Market price
Forward contracts	-	2,650	-	2,650
Fair value measured on the basis of discounting the difference between the forward price in the contract and the current forward price for the residual period until redemption using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Swap contracts	-	539	-	539
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Currency swap	-	1,244	-	1,244
Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.

Schedule of Reconciliation Financial Instruments Carried at Fair Value
The table hereunder presents reconciliation from the beginning balance to the ending balance of financial instruments carried at fair value in level 3 of the fair value hierarchy:

Financial assets
Income receivable in connection with the A.R.Z. electricity
pumped storage project
€ in thousands
Balance as at December 31, 2016	1,265

Total income recognized in profit or loss	17
Exercise of first option to acquire additional shares	-
Foreign Currency translation adjustments	(33)

Balance as at December 31, 2017	1,249

Total income recognized in profit or loss	73
Exercise of second option to acquire additional shares	-
Foreign Currency translation adjustments	(40)

Balance as at December 31, 2018	1,282

Asset from concession project
Income receivable in connection with the concession project
€ in thousands

Balance as at December 31, 2017	29,011

Total income recognized in profit or loss	1,949
Proceeds from receivable from concession project	(3,040)
Foreign Currency translation adjustments	(918)

Balance as at December 31, 2018	27,002